capital structure financial policies (Tables)	6 Months Ended
Jun. 30, 2019
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective				2019	2018
Components of debt and coverage ratios
Net debt [1]					$16,602	$13,667
EBITDA – excluding restructuring and other costs [2]					$5,649	$5,133
Net interest cost [3]					$706	$589
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.00	–	2.50	[4]	2.94	2.66
Coverage ratios
Earnings coverage [5]					4.2	4.7
EBITDA – excluding restructuring and other costs interest coverage [6]					8.0	8.8
(1)	Net debt is calculated as follows:

As at June 30	Note	2019	2018
Long-term debt	26	$16,579	$14,145
Debt issuance costs netted against long-term debt		105	93
Derivative (assets) liabilities, net		92	63
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt —excluding tax effects		(57)	(64)
Cash and temporary investments, net		(217)	(683)
Short-term borrowings	22	100	113
Net debt		$16,602	$13,667

(2)	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA –
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2019	$2,752	$65	$2,817
Year ended December 31, 2018	5,104	317	5,421
Deduct
Six-month period ended June 30, 2018	(2,520)	(69)	(2,589)
EBITDA – excluding restructuring and other costs	$5,336	$313	$5,649

(3)

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost).

(4)

Our long-term objective range for this ratio is 2.00 – 2.50 times. The ratio as at June 30, 2019, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following upcoming spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00: 1.00 (see Note 26 (d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

(5)

Earnings coverage is defined as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest.

(6)

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended June 30 ($ in millions)	Objective	2019	2018
Dividend payout ratio	65%–75% [1]	75%	77%
Dividend payout ratio of adjusted net earnings		84%	77%
(1)

Our objective range for the dividend payout ratio is 65%–75% of sustainable earnings on a prospective basis through 2019. So as to be consistent with the way we manage our business, we have revised our target guideline, effective January 1, 2020, to be calculated as 60% to 75% of free cash flow on a prospective basis (free cash flow does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers). Adjusted net earnings (adjusted net earnings does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers) attributable to Common Shares is calculated as follows:

12-month periods ended June 30	2019	2018
Net income attributable to Common Shares	$1,745	$1,556
Gain and net equity income related to real estate redevelopment project, after income taxes	(150)	1
Business combination-related provisions, after income taxes	(17)	(22)
Income tax-related adjustments	(129)	21
Long-term debt prepayment premium, after income taxes	25	—
Initial and committed donation to TELUS Friendly Future Foundation, after income taxes	90	—
Adjusted net earnings attributable to Common Shares	$1,564	$1,556